NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

In June 2020, AmeriGuard Security Services, Inc. received an SBA Loan through Fresno First Bank in the amount of $1,080,000 that was used to close out the Citibank loan in the amount of $312,339 with the remaining balance after expenses held in reserve. The SBA loan is a 10-year loan with monthly principal and interest payments. Interest rate is variable at prime rate plus 2.75%, adjusted every calendar quarter. Interest rate on June 30, 2023, and December 31, 2022, was 10.75% and 9% respectively. Balance remaining on the SBA loan was $767,678 and $785,988 as of June 30, 2023, and December 31, 2022, respectively.

On July 7, 2022, the Company entered into a buyout agreement with a shareholder Lillian Flores. The total buyout amount was $3,384,950 representing 45% of the calculated business value as of December 31, 2020. Following the initial payment of $686,990, the company agreed to make 4 equal instalments of principal and interest of $739,508 each December 31, starting 2023. Interest is calculated at a fixed rate of 3.110% compounded semi-annually. The company has accrued interest on June 30, 2023, of $91,635. Balance remaining in the amount of $2,697,960.

The following schedule details the loans active as of June 30, 2023, and December 31, 2022:

	2023	2022
Current Portion:
Notes and loans payable	$719,563	$719,563
Total Current Portion	719,563	719,563
Long term Portion:
Notes and loans payable	2,746,075	2,782,784
Total Long-term Portion	2,746,075	2,782,784
	$3,465,638	$3,502,347

NOTE 6 – NOTES PAYABLE

In June 2020, AmeriGuard Security Services, Inc. received an SBA Loan through Fresno First Bank in the amount of $1,080,000 that was used to close out the Citibank loan in the amount of $312,339 with the remaining balance after expenses held in reserve. The SBA loan is a 10-year loan with monthly principal and interest payments. Interest rate is variable at prime rate plus 2.75%, adjusted every calendar quarter. Interest rate on December 31, 2022, and 2021 was 9% and 4.01% respectively. Balance remaining on the SBA loan was $804,387 and $888,845 as of December 31, 2022, and 2021 respectively.

In January 2020, the Company entered into a financing agreement with Master Security Company for the purchase of vehicles, guns, and guard equipment for the National Institute of Health USEPA contract which began May 2020. The principal financed was $150,000, with interest of 4% for a term of 21 months. Resulting in a monthly principal and interest payment of $7,406. Balance remaining in the amount of $0 and $7,729 as of December 31, 2022, and 2021 respectively.

In December 2021, the Company entered into a financing agreement with Secure Transportation Inc. for the purchase of three used vehicles in the amount of $21,500. Note requires 12 equal payments of $1,900 with a calculated interest rates of 5% with the first payment December 15, 2021. Balance remaining in the amount of $0 and $19,615 as of December 31, 2022, and 2021 respectively.

On July 7, 2022, the Company entered into a buyout agreement with a shareholder Lillian Flores. The total buyout amount was $3,384,950 representing 45% of the calculated business value as of December 31, 2020. Following the initial payment of $686,990, the company agreed to make 4 equal installments of principal and interest of $739,508 each December 31, starting 2023. Interest is calculated at a fixed rate of 3.110% compounded semi-annually. The company has accrued interest on December 31, 2022, of $49,035. Balance remaining in the amount of $2,697,960.

The following schedule details the loans active as of December 31, 2022, and 2021:

	2022	2021
Current Portion:
Notes and loans payable	$719,563	$127,615
Total Current Portion	719,563	127,615
Long term Portion:
Notes and loans payable	2,782,784	780,845
Total Long-term Portion	2,782,784	780,845
	$3,502,347	$908,460